Note 8 - Other Borrowings and Unused Lines of Credit	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note 8.                 Other Borrowings and Unused Lines of Credit

Other borrowings as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Wholesale structured repurchase agreements	$130,000,000	$130,000,000
364-day revolving note	5,600,000	3,600,000
Series A subordinated notes	2,639,762	2,631,663
	$138,239,762	$136,231,663

Maturity and interest rate information concerning wholesale structured repurchase agreements is summarized as follows:

	December 31, 2012		December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2015	$35,000,000	3.00%	$45,000,000	3.11%
2016	20,000,000	3.46	35,000,000	3.67
2017	10,000,000	3.00	10,000,000	3.00
Thereafter	65,000,000	3.71	40,000,000	4.03
Total Wholesale Structured Repurchase Agreements	$130,000,000	3.43	$130,000,000	3.54

Each wholesale structured repurchase agreement has a one-time put option, at the discretion of the counterparty, to terminate the agreement and require the subsidiary bank to repay at predetermined dates prior to the stated maturity date of the agreement.

As of December 31, 2012 and 2011, embedded within $50,000,000 and $65,000,000, respectively, of the wholesale structured repurchase agreements were interest rate cap options with varying terms.  Of the $50,000,000 as of December 31, 2012, $20,000,000 matures in 2016 with the caps expiring in 2013 in conjunction with the one-time put option, and $30,000,000 matures in 2019 with the caps expiring in 2014 in conjunction with the one-time put option.  Of the $65,000,000 at December 31, 2011, $35,000,000 matures in 2016 with the caps expiring in 2013 in conjunction with the one-time put option, and $30,000,000 matures in 2019 with the caps expiring in 2014 in conjunction with the one-time put option.  The interest rate cap options are effected when the 3-month LIBOR rate increases to certain levels.  If that situation occurs, the rate paid will be decreased by the difference between the 3-month LIBOR rate and the particular cap level.  In no case will the rate paid fall below 0.00%.

During 2012, the Company modified $25,000,000 of fixed rate wholesale structured repurchase agreements with a weighted average rate of 3.77% and a weighted average maturity of December 2015 into new fixed rate wholesale structured repurchase agreements with a weighted average interest rate of 3.21% and a weighted average maturity of April 2019.  Of this $25,000,000, $15,000,000 had interest rate cap options embedded that were set to expire in 2013 in conjunction with the one-time put option.  Upon modification, the interest rate cap options were cancelled.

At December 31, 2011, the Company had a single $20,000,000 secured revolving credit note which matures every 364 days.  At December 31, 2011, the note carried a balance outstanding of $3,600,000.  Interest was payable monthly at the effective LIBOR rate plus 3.00% per annum, as defined by the credit agreement.  As of December 31, 2011, the interest rate on the note was 3.27%.  The note renewed on March 30, 2012.    At December 31, 2012, the note carried a balance outstanding of $5,600,000.  Interest is payable monthly at the effective LIBOR rate plus 2.50% per annum, as a result of achieving certain asset quality measures as defined in the credit agreement.  As of December 31, 2012, the interest rate on the note was 2.71%.

The current revolving note agreement contains certain covenants that place restrictions on additional debt and stipulate minimum capital and various operating ratios.

On March 19, 2010, the Company closed a private placement offering resulting in the issuance of 2,700 units (each, a “Unit”) to accredited investors for an aggregate purchase price of $2,700,000, or $1,000 per Unit.  Each Unit consists of a 6.00% Series A Subordinated Note, due September 1, 2018 (collectively, the “Subordinated Notes”), $1,000 principal amount, and a detachable warrant (collectively, the “Warrants”) to acquire 20 shares of the Company’s common stock, par value $1.00 per share (the “Common Stock”), at a per share exercise price equal to $10.00 per share, subject to normal adjustments, as set forth in the Warrants.

The Subordinated Notes have a maturity date of September 1, 2018.  The Subordinated Notes bear interest payable semi-annually, in arrears, on June 30 and December 30 of each year, at a fixed interest rate of 6.00% per year.  The Company may, at its option, subject to regulatory approvals, redeem some or all of the Subordinated Notes at a redemption price equal to 100% of the principal amount of the redeemed notes, plus any accrued but unpaid interest.

The Warrants will expire on March 19, 2015 and may be exercised at any time prior to their expiration date, at the holder’s option, by payment of the cash exercise price.  The Company may require holders of the Warrants to convert each Warrant into 20 shares of Common Stock, if at any time after the first anniversary of their date of issuance, the volume weighted-average per share price of the common stock equals or exceeds 130% of the exercise price for at least 20 trading days in a period of 30 consecutive trading days.  The Warrants are detachable from the Subordinated Notes and, subject to any limitations imposed by applicable securities laws, may be transferred separately from the Subordinated Notes at any time after March 19, 2012.  During the year ended December 31, 2012, all 54,000 Warrants were exercised by the holders for total proceeds in the amount of $540,000.

The Subordinated Notes are intended to qualify as Tier 2 capital of the Company for regulatory purposes.  The Company used the net proceeds from the sale of the Units to further strengthen the capital positions of the Company and specifically RB&T.

Unused lines of credit of the subsidiary banks as of December 31, 2012 and 2011 are summarized as follows:

	2012	2011

Secured	$52,703,791	$72,929,607
Unsecured	259,000,000	152,500,000
	$311,703,791	$225,429,607

The Company pledges the eligible portion of its municipal securities portfolio and select commercial and industrial and commercial real estate loans to the Federal Reserve Bank of Chicago for borrowing at the Discount Window.